SCHEDULE OF LONG TERM DEBT (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt discount	$ 4,686	$ 6,192